Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Dividends
Schedule of dividends

	2023			2022			2021
	Cents per			Cents per			Cents per
	share		$m	share		$m	share		$m
Dividends relating to reporting year:
First interim dividend	6.26	¢	172	5.74	¢	154	5.37	¢	140
Second interim dividend	14.21	¢	392	13.04	¢	359	11.86	¢	326
Total relating to reporting year	20.47	¢	564	18.78	¢	513	17.23	¢	466
Dividends paid in reporting year:
Current year first interim dividend	6.26	¢	172	5.74	¢	154	5.37	¢	138
Second interim dividend for prior year	13.04	¢	361	11.86	¢	320	10.73	¢	283
Total paid in reporting year	19.30	¢	533	17.60	¢	474	16.10	¢	421